Condensed financial information of the parent company (Tables)	12 Months Ended
Sep. 30, 2024
Condensed financial information of the parent company
Schedule of parent company's balance sheet
	As of	As of
	September 30,	September 30,
	2024	2023
Assets
Current assets
Cash	$463	$32,589
Other current assets	128,998	-
Non-current assets
Investment in subsidiaries	97,308,651	103,950,542
Total assets	$97,438,112	$103,983,131

Liabilities and Shareholders’ Equity

Current liabilities
Due to a related party	300,177	300,177
Accrued expenses and other current liabilities	225,518	120,720
Total liabilities	$525,695	$420,897

Commitments and contingencies

Shareholders’ equity
Class A ordinary share, no par value, unlimited number of shares authorized; 68,574,781 and 20,062,658 shares issued and outstanding as of September 30, 2023 and 2022, respectively	104,486,710	101,922,676
Class B ordinary share, no par value, unlimited number of shares authorized; 3,020,969 shares issued and outstanding as of September 30, 2023 and 2022.	4,231,055	4,231,055
Additional paid-in capital	8,865,199	8,865,199
Statutory reserves	14,990	526,217
Accumulated deficits	(16,741,427)	(3,211,885)
Accumulated other comprehensive loss	(3,944,110)	(8,771,028)
Total shareholders’ equity	96,912,417	103,562,234

Total liabilities and shareholders’ equity	$97,438,112	$103,983,131

Schedule of parent company's statements of income and comprehensive income
	For the years ended September 30,
	2024	2023	2022

General and administrative expenses	$(8,006,889)	$(3,202,589)	$(218,663)
Equity in (loss) earnings of subsidiaries	(6,033,880)	(2,423,151)	2,448,371
Net (loss) income	$(14,040,769)	$(5,625,740)	2,229,708

Net (loss) income	(14,040,769)	(5,625,740)	2,229,708
Foreign currency translation gain (loss)	4,826,918	(2,238,556)	(6,655,036)
Comprehensive loss	$(9,213,851)	$(7,864,296)	$(4,425,328)

Schedule of parent company's statements of cash flows
	For the years ended September 30,
	2024	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$(14,040,769)	$(5,625,740)	$2,229,708
Adjustments to reconcile net income to net cash used in operating activities:
Allowance for prepaid expenses and other current assets	32,249	-	-
Interest expenses	233,873	-	-
Amortization of debts issuance costs	-	277,500	-
Issuance of ordinary shares for services	-	1,100,000	-
Equity in loss (earnings) of subsidiaries	6,033,880	2,423,151	(2,448,371)
Prepaid expenses and other current assets	-	-	92,000
Accrued expenses and other current liabilities	104,799	278,521	(202,001)
Net cash used in operating activities	(7,635,968)	(1,546,568)	(328,664)

CASH FLOWS FROM INVESTING ACTIVITIES:
Other receivables	608,628	(769,875)	-
Purchase of treasury shares	(430)	-	-
Investment in subsidiaries	6,850,354	(9,676,000)	(3,211,899)
Net cash provided by (used in) investing activities	7,458,552	(10,445,875)	(3,211,899)

CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of Ordinary Shares for private placement	-	-	5,528,702
Proceeds from convertible notes	-	3,000,000	-
Proceeds from warrants exercised	145,290	8,945,433	-
Proceeds from related party loans	-	63,500	-
Repayment of related party loans	-	-	(1,980,145)
Net cash provided by financing activities	145,290	12,008,933	3,548,557

CHANGES IN CASH	(32,126)	16,490	7,994

CASH, beginning of year	32,589	16,099	8,105

CASH, end of year	$463	$32,589	$16,099